Property, Plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,628,000,000	$ 2,390,000,000
Additions	212,000,000	493,000,000
Acquisitions		4,000,000
Disposals	(13,000,000)	(6,000,000)
Impairment		(18,000,000)
Impairment reversal	4,000,000
Charge for the year	(309,000,000)	(275,000,000)
Exchange	(42,000,000)	40,000,000
Ending balance	2,480,000,000	2,628,000,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,747,000,000
Ending balance	3,811,000,000	3,747,000,000
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,119,000,000)
Ending balance	(1,331,000,000)	(1,119,000,000)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	595,000,000	488,000,000
Additions	83,000,000	175,000,000
Disposals	(7,000,000)	(4,000,000)
Charge for the year	(86,000,000)	(71,000,000)
Transfer	45,000,000
Exchange	(9,000,000)	7,000,000
Ending balance	621,000,000	595,000,000
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	842,000,000
Ending balance	927,000,000	842,000,000
Land and buildings | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(247,000,000)
Ending balance	(306,000,000)	(247,000,000)
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,936,000,000	1,803,000,000
Additions	114,000,000	292,000,000
Acquisitions		4,000,000
Disposals	(6,000,000)	(2,000,000)
Impairment		(18,000,000)
Impairment reversal	4,000,000
Charge for the year	(192,000,000)	(174,000,000)
Transfer	(48,000,000)
Exchange	(32,000,000)	31,000,000
Ending balance	1,776,000,000	1,936,000,000
Plant, machinery and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,695,000,000
Ending balance	2,666,000,000	2,695,000,000
Plant, machinery and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(759,000,000)
Ending balance	(890,000,000)	(759,000,000)
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	97,000,000	99,000,000
Additions	15,000,000	26,000,000
Charge for the year	(31,000,000)	(30,000,000)
Transfer	3,000,000
Exchange	(1,000,000)	2,000,000
Ending balance	83,000,000	97,000,000
Dunnage and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	210,000,000
Ending balance	218,000,000	210,000,000
Dunnage and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(113,000,000)
Ending balance	$ (135,000,000)	$ (113,000,000)